Earnings (Loss) per Share Earnings (Loss) per Share (Antidilutive Securities) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Document Period End Date	Dec. 31, 2012
Weighted average common shares outstanding and dilutive potential common shares assuming conversion of preferred shares	486.8	498.7
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares outstanding and dilutive potential common shares in absence of loss	26.0
Stock Compensation Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares outstanding and dilutive potential common shares in absence of loss	2.2
Convertible Preferred Stock Subject to Mandatory Redemption [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares outstanding and dilutive potential common shares in absence of loss	20.9	20.7